REINSURANCE AGREEMENTS - Premiums (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Premiums
Direct premiums	$ 850	$ 820	$ 844
Reinsurance assumed	206	207	211
Reinsurance ceded	(176)	(173)	(181)
Premiums	880	854	874
Universal Life and Investment-type Product Policy Fee Income Ceded	640	645	630
Policyholders’ Benefits Ceded	$ 942	$ 527	$ 726